Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Profit/(loss) for the year	$ 56,859	$ (34,769)	$ 128,046
Adjustments for:
Depreciation	83,058	89,309	87,584
Impairment loss on vessels	23,923	138,848
Financial costs	50,987	71,998	72,714
Financial income	(295)	(1,887)	(2,448)
Unrealized loss on derivatives held for trading	8,568	13,858	1,411
Share-based compensation	1,908	1,158	1,034
Realized foreign exchange losses		542
Adjusted profit	225,008	279,057	288,341
(Increase)/decrease in trade and other receivables	(9,150)	6,601	(9,847)
(Increase)/decrease in inventories	317	26	(58)
Change in related parties, net	(1,971)	17,559	(20,498)
Decrease/(increase) in prepayments and other current assets	(1,094)	(352)	520
(Increase)/decrease in other non-current assets	(58)	672	(800)
Increase/(decrease) in other non-current liabilities	(281)	(1,245)	1,439
Increase/(decrease) in trade accounts payable	(1,807)	3,651	185
Increase in other payables and accruals	2,739	851	588
Cash provided by operations	213,703	306,820	259,870
Interest paid	(47,088)	(67,759)	(63,227)
Net cash provided by operating activities	166,615	239,061	196,643
Cash flows from investing activities:
Payments for tangible fixed asset additions	(23,618)	(13,940)	(24,177)
Return of capital expenditures		7,465
Financial income received	326	1,950	2,361
Purchase of short-term investments		(33,000)	(38,000)
Maturity of short-term investments		43,000	28,000
Net cash (used in)/provided by investing activities	(23,292)	5,475	(31,816)
Cash flows from financing activities:
Borrowings drawdowns	479,984	445,000	25,940
Borrowings repayments	(540,701)	(465,195)	(209,336)
Payment of loan issuance costs	(7,362)	(6,173)	(153)
Proceeds from entering into interest rate swaps	16,056
Payments for termination of interest rate swaps	(13,210)
Proceeds from public offerings of common units and issuances of general partner units (net of underwriting discounts and commissions)		1,996	62,516
Proceeds from public offering of preference units (net of underwriting discounts and commissions)			208,394
Repurchases of common units	(996)	(22,890)
Payment of offering costs	(146)	(1,670)	(915)
Cash distribution to GasLog in exchange for contribution of net assets		(93,646)	(128,482)
Payments for IDR modification (including third-party fees)			(25,002)
Distributions paid	(69,556)	(137,953)	(118,094)
Payments for lease liabilities	(540)	(491)
Net cash used in financing activities	(136,471)	(281,022)	(185,132)
(Decrease)/increase in cash and cash equivalents	6,852	(36,486)	(20,305)
Cash and cash equivalents, beginning of the year	96,884	133,370	153,675
Cash and cash equivalents, end of the year	103,736	96,884	133,370
Non-Cash Investing and Financing Activities:
Capital expenditures included in liabilities at the end of the year	$ 13,261	10,261	11,442
Financing costs included in liabilities at the end of the year		164
Offering costs included in liabilities at the end of the year		14	1,067
Issuance of common units to GasLog in exchange for contribution of net assets			45,000
Liabilities related to leases at the end of the year		$ 65	$ 47